Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Revenues:
Total Revenues	$ 904,840	$ 200,601	$ 1,551,923	$ 861,410
Cost of Goods Sold	607,122	67,645	1,014,310	591,541
Gross Profit	297,718	132,956	537,613	269,869
Operating Expenses:
Compensation and related benefits	1,303,126	302,568	2,804,177	1,577,245
Professional fees	449,353	73,891	771,859	499,568
General and administrative expenses	443,695	241,769	1,399,947	925,177
Impairment loss			359,129
Total Operating Expenses	2,196,174	618,228	5,335,112	3,001,990
Loss from Operations	(1,898,456)	(485,272)	(4,797,499)	(2,732,121)
Other Income (Expense):
Debt forgiveness Income				93,761
Interest expense	(659,696)	(154,128)	(1,399,598)	(32,472)
Interest income	19	7	29	3,034
Other income	52,358
Gain on bargain acquisition			21,812	2,019
Foreign exchange gain/(loss)		(19,572)	(19,572)
Total Other Income (Expense)	(2,367,288)	(185,828)	(1,397,329)	66,342
Loss Before Provision for Income Taxes	(4,265,744)	(671,100)	(6,194,828)	(2,665,779)
Provision for Income Taxes
Net Loss	(4,265,744)	(671,100)	(6,194,828)	(2,665,779)
Net loss attributable to noncontrolling interest	54,837	15,886	97,973	45,541
Net loss attributable to common shareholders	$ (4,210,907)	$ (655,214)	$ (6,096,855)	$ (2,620,238)
Basic and Diluted Net Loss per share	$ (2.89)	$ (0.61)	$ (4.91)	$ (2.71)
Basic and diluted Weighted Average Number of Common Shares Outstanding	1,459,485	1,074,408	1,242,981	965,371
Loss on extinguishment of debt	$ (1,759,969)	$ (12,135)
Franchise Royalties And License Fees [Member]
Revenues:
Total Revenues			$ 305,925	$ 523,007
Esports Revenue [Member]
Revenues:
Total Revenues	168,981	36,380	1,053,226	174,042
Company Owned Stores Sales [Member]
Revenues:
Total Revenues	673,501	76,938	$ 192,772	$ 164,361
Franchise Revenues [Member]
Revenues:
Total Revenues	$ 62,358	$ 87,283